Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2012
Condensed financial information of the Company [Abstract]
Condensed Balance Sheet

Condensed Balance Sheets

	Year ended December 31
	2011	2012
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	8,516,544	3,761,752

Other current assets	3,167	-
Due from a subsidiary	281,467,371	295,060,868
Total current assets	289,987,082	298,822,620

Other assets	750,743	202,490
Investments in subsidiaries	410,994,746	585,865,093

TOTAL ASSETS	701,732,571	884,890,203

LIABILITIES AND SHAREHOLDERS' EQUITY

Current liabilities
Short-term bank loan	25,000,000	25,000,000
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	1,167,502	1,372,348
Other long-term debt due within one year	313,300	41,063,780

Total current liabilities	27,396,380	68,351,706

Other long-term debt	39,708,981	-
Long term bank loans	-	35,000,000

Total liabilities	67,105,361	103,351,706

Shareholders' equity
Common shares, $0.0001 par value:
Authorized-500,000,000 shares, issued and outstanding-141,938,398 shares for 2012 (2011: 145,863,676 shares)	15,341	15,358
Treasury shares	(7,958,841)	(13,667,122)
Additional paid-in capital	509,713,488	511,964,127
Retained earnings	132,857,222	283,226,134

Total shareholders' equity	634,627,210	781,538,497

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	701,732,571	884,890,203

Condensed Statement of Operations

Condensed Statements of Comprehensive Income

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Sales tax	(330,904)	(3,104)	-

General and administrative expenses	(1,098,624)	(2,360,042)	(4,422,692)

Operating loss	(1,429,528)	(2,363,146)	(4,422,693)
Interest expense	(8,497,106)	(8,022,254)	(9,243,078)
Interest income	130,128	6,818	722
Change in fair value of warrant liability	841,560	-	-
Equity in profit of subsidiaries, net	60,388,873	112,676,827	170,662,644

Income from operations before income taxes	51,433,927	102,298,245	156,997,595
Income taxes	(293,716)	(375)	-

Net income attributable to common shareholders	51,140,211	102,297,870	156,997,595

Other comprehensive income, net of tax
Foreign currency translation adjustments	14,793,091	28,410,852	2,140,848

Comprehensive income attributable to shareholders	65,933,302	130,708,722	159,138,443

Condensed Statement of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31
	2010	2011	2012
	US$	US$	US$
Cash flows from operating activities:
Net income	51,140,211	102,297,870	156,997,595
Adjustment to reconcile net income to net cash provided by operating activities:
Equity in profit of subsidiaries, net	(60,388,873)	(112,676,827)	(170,662,644)
Depreciation and amortization	-	319,779	-
Accretion of long-term debt	-	1,021,368	1,024,166
Change in fair value of warrant liability	(841,560)	-	-
Stock based compensation expense	-	38,382	84,988

Changes in operating assets and liabilities:
Other receivables	(2,792)	(3,137)	-
Other assets	508,595	348,766	551,420
Income tax payable	(829,790)	375	-
Other tax payable	222,476	(24,116)	-
Other payable and accrued liabilities	(1,175,084)	864,636	204,846
Accrued interest	(5,812,765)	(514,226)	17,333

Net cash used in operating activities	(5,554,052)	(8,327,130)	(11,782,296)

Cash flows from financing activities:
Changes in due from a subsidiary	73,204,741	7,458,606	(13,593,497)
Proceeds from short-term debt	-	25,000,000	25,000,000
Repayments of short-term bank loans	-	-	(25,000,000)
Proceeds from other long-term debt	10,000,000	-	35,000,000
Repayment of other debt	(77,954,175)	-	-
Purchase of treasury shares	-	(7,958,841)	(5,708,281)
Dividends to shareholders	-	(7,661,057)	(8,769,530)
Proceeds from issuance of common shares	15,188	22	98,812

Net cash provided by financing activities	5,265,754	16,838,730	7,027,504

Net (decrease)/ increase in cash and cash equivalents	(288,298)	8,511,600	(4,754,792)
Cash and cash equivalents, at the beginning of the year	293,242	4,944	8,516,544

Cash and cash equivalents, at end of the period	4,944	8,516,544	3,761,752
SUPPLEMENTARY INFORMATION OF NON-CASH FINANCING ACTIVITIES
Non-cash repayment of other debt	30,000,000	-	-